SHARE CAPITAL (Details Narrative) - CAD ($)		1 Months Ended	12 Months Ended
	Dec. 07, 2023	Jun. 23, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Common shares issued and fully paid			916,414,375	802,226,149
Aggregate gross proceeds	$ 10,833,000	$ 5,000,000	$ 5,325,000
Issued an aggregate of flow-through units		18,518,519	17,749,868
FT shares price per share	$ 0.125	$ 0.27	$ 0.30
Paid issuance costs			$ 271,000
Amount of share capital	$ 9,378,000	$ 2,789,000	3,703,000
Exercise price	$ 0.20
Remaining share issuance cost		1,759,000	1,351,000
Outstanding flow-through share premium liability			$ 1,042,000
Stock options granted			16,960,000	16,010,000
Stock options granted fair value			$ 1,695,000	$ 2,173,644
Weighted average fair value per stock options			$ 0.10	$ 0.14
Unvested Options			8,348,750	8,142,500
Unvested stock options fair value Grant			$ 833,300	$ 1,100,717
Warrant value	$ 1,065,000	$ 324,000
Flow-through share premium liability			1,225,000
Common share issued unit	86,661,000
Share-based payments expense			2,814,000	$ 2,427,000
Stock options
Statement [Line Items]
Share-based payments expense			$ 1,547,136
Restricted Share Units
Statement [Line Items]
Granted shares			2,817,045	1,090,000
Common share issued unit			763,330	516,664
Share-based payments expense			$ 323,457
Aggregate settlement value			250,011
Performance Share Units
Statement [Line Items]
Share-based payments expense			$ 532,551
Shares granted			4,900,000	1,913,000
Deferred Share Units D S Us [Member]
Statement [Line Items]
Share-based payments expense			$ 80,511
Shares granted			450,000	356,000